UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09117
Morgan Stanley Real Estate Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: November 30, 2009
Date of reporting period: August 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Real Estate Fund
Portfolio of Investments ▪ August 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (96.1%)
	Diversified (8.3%)
85,405	Forest City Enterprises, Inc. (Class A)	$789,996
31,544	Vornado Realty Trust (REIT)	1,814,411

		2,604,407

	Health Care (14.4%)
13,458	Assisted Living Concepts, Inc. (Class A) (a)	272,255
3,350	Capital Senior Living Corp. (a)	18,056
3,990	Care Investment Trust, Inc. (REIT)	28,050
3,240	Extendicare Real Estate Investment Trust (REIT) (Canada)	20,954
40,346	HCP, Inc. (REIT)	1,149,054
21,825	Healthcare Realty Trust, Inc. (REIT)	472,511
5,920	Nationwide Health Properties, Inc. (REIT)	188,730
77,095	Senior Housing Properties Trust (REIT)	1,546,526
21,210	Ventas, Inc. (REIT)	831,644

		4,527,780

	Industrial (1.2%)
14,417	AMB Property Corp. (REIT)	329,140
9,720	DCT Industrial Trust, Inc. (REIT)	51,322

		380,462

	Industrial/Office (3.4%)
8,810	Duke Realty Corp. (REIT)	101,491
15,783	Liberty Property Trust (REIT)	517,209
8,193	PS Business Parks, Inc. (REIT)	433,656

		1,052,356

	Lodging/Resorts (8.0%)
4,980	DiamondRock Hospitality Co. (REIT)	34,113
109,529	Host Hotels & Resorts, Inc. (REIT)	1,092,004
50,924	Morgans Hotel Group Co. (a)	251,056
38,395	Starwood Hotels & Resorts Worldwide, Inc.	1,143,403

		2,520,576

	Office (11.8%)
24,252	Boston Properties, Inc. (REIT)	1,469,186
110,576	Brookfield Properties Corp. (Canada)	1,213,019
3,281	Douglas Emmett, Inc. (REIT)	39,733
4,770	Kilroy Realty Corp. (REIT)	132,177
26,485	Mack-Cali Realty Corp. (REIT)	848,314

		3,702,429

	Residential Apartments (17.5%)
30,252	AvalonBay Communities, Inc. (REIT)	1,949,137
13,506	Camden Property Trust (REIT)	495,670
88,543	Equity Residential (REIT)	2,418,109
100	Essex Property Trust, Inc. (REIT)	7,461
37,700	Post Properties, Inc. (REIT)	642,408

		5,512,785

	Residential Manufactured Home (1.9%)
14,981	Equity Lifestyle Properties, Inc. (REIT)	602,985

	Retail Regional Malls (10.8%)
1,450	Macerich Co. (The) (REIT)	41,557
49,175	Simon Property Group, Inc. (REIT)	3,128,513
7,416	Taubman Centers, Inc. (REIT)	234,865

		3,404,935

	Retail Strip Centers (8.2%)
27,887	Acadia Realty Trust (REIT)	426,950
17,204	Federal Realty Investment Trust (REIT)	1,073,013
15,600	Kite Realty Group Trust (REIT)	56,784
11,280	Ramco-Gershenson Properties Trust (REIT)	118,666
27,366	Regency Centers Corp. (REIT)	918,129

		2,593,542

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Morgan Stanley Real Estate Fund
Portfolio of Investments ▪ August 31, 2009 (unaudited) continued

NUMBER OF
SHARES			VALUE

	Self Storage (6.3%)
24,744	Public Storage (REIT)		$1,745,689
7,497	Sovran Self Storage, Inc. (REIT)		220,337

			1,966,026

	Specialty (4.3%)
2,320	Digital Realty Trust, Inc. (REIT)		101,106
28,890	Plum Creek Timber Co., Inc. (REIT)		875,078
3,830	Rayonier, Inc. (REIT)		164,498
11,110	Starwood Property Trust, Inc. (REIT) (a)		219,867

			1,360,549

	Total Common Stocks (Cost $25,853,817)		30,228,832

NUMBER OF
SHARES (000)

	Short-Term Investment (b)(3.8%)
	Investment Company
1,206	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (Cost $1,206,386)		1,206,386

	Total Investments (Cost $27,060,203) (c)	99.9%	31,435,218
	Other Assets in Excess of Liabilities	0.1	26,068

	Net Assets	100.0%	$31,461,286

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

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MS Real Estate Fund
Notes to the Portfolio of Investments
SFAS 157 Disclosure
8/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at August 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Common Stocks
Diversified	$2,604,407	$2,604,407	—	—
Health Care	4,527,780	4,527,780	—	—
Industrial	380,462	380,462	—	—
Industrial/Office	1,052,356	1,052,356	—	—
Lodging/Resorts	2,520,576	2,520,576	—	—
Office	3,702,429	3,702,429	—	—
Residential Apartments	5,512,785	5,512,785	—	—
Residential Manufactured Home	602,985	602,985	—	—
Retail Regional Malls	3,404,935	3,404,935	—	—
Retail Strip Centers	2,593,542	2,593,542	—	—
Self Storage	1,966,026	1,966,026	—	—
Specialty	1,360,549	1,360,549	—	—

Total Common Stocks	30,228,832	30,228,832	—	—

Short-Term Investment — Investment Company	1,206,386	1,206,386	—	—

Total	$31,435,218	$31,435,218	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.
The Fund invests a substantial portion of its assets in securities of real estate investment trusts (“REIT”). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Randy Takian
Randy Takian Principal Executive Officer October 22, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian Principal Executive Officer October 22, 2009

/s/ Francis Smith
Francis Smith Principal Financial Officer October 22, 2009

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